Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,471,000
Previously Paid Amount	0.00
Total Fee Amount	1,998.45
Total Offset Amount	0.00
Net Fee	1,998.45
Narrative - Max Aggregate Offering Price	$ 14,471,000
Final Prospectus	true